Provisions (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Judicial deposits outstanding	$ 9,221	$ 13,912
Estimate of financial effect of contingent liability	362,147	430,567
Income Tax Over Transfers Of Shares In Peru [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	34,560	41,723
Compensation For Exploration For Mineral Resources [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	16,147	10,676
P I S And C O F I N S Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	71,600
Indemnity Lawsuits Alleging Property Damage Contingent Civil Liabilities [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	13,569	17,821
Alleged Pollution Of Sao Francisco River Contingent Environmental Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	$ 83,072	$ 93,634